CONVERTIBLE NOTES PAYABLE - Interest Expense (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Accrued interest	$ 432,170		$ 432,170		$ 743,840
Remaining liability	432,170		432,170		743,840
Interest expense	0	$ 0	142,100	$ 147,000
2020 Notes
Debt Instrument [Line Items]
Accrued interest	432,000		432,000		744,000
Repayment amount	$ 312,000		$ 312,000
Number of notes holders | item	2		2
Number of notes holders who received consideration | item	5		5
Remaining liability	$ 432,000		$ 432,000		$ 744,000
Interest expense	$ 0	$ 0	$ 55,000	$ 121,000